Leases - Schedule of Aggregate Lease Payments (Details)	Jun. 30, 2025 USD ($)
Schedule of Aggregate Lease Payments [Abstract]
Remaining of 2025	$ 90,961
2026	181,923
2027	136,576
Total undiscounted cash flows	409,460
Less - imputed interest	21,370
Present value of operating lease liabilities	$ 388,090